Temporary Equity - Schedule of Temporary Equity (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Jul. 09, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Temporary Equity [Line Items]
Redeemable preferred stock, shares outstanding (in shares)	61,301,540	67,342,389	0
Social Finance, Inc.
Temporary Equity [Line Items]
Redeemable preferred stock, shares authorized (in shares)	311,842,666	311,842,666			254,842,666
Redeemable preferred stock, shares outstanding (in shares)	256,459,941	256,459,941		218,814,230	218,814,230	199,355,696	199,355,696
Social Finance, Inc. | Series 1
Temporary Equity [Line Items]
Redeemable preferred stock, original issuance price (in dollars per share)	$ 100.00	$ 100.00
Redeemable preferred stock, shares authorized (in shares)	4,500,000	4,500,000			4,500,000
Redeemable preferred stock, shares outstanding (in shares)	3,234,000	3,234,000			3,234,000
Social Finance, Inc. | Series A
Temporary Equity [Line Items]
Redeemable preferred stock, original issuance price (in dollars per share)	$ 0.20	$ 0.20
Redeemable preferred stock, shares authorized (in shares)	19,687,500	19,687,500			19,687,500
Redeemable preferred stock, shares outstanding (in shares)	19,687,500	19,687,500			19,687,500
Social Finance, Inc. | Series B
Temporary Equity [Line Items]
Redeemable preferred stock, original issuance price (in dollars per share)	$ 2.20	$ 2.20
Redeemable preferred stock, shares authorized (in shares)	37,252,051	37,252,051			37,252,051
Redeemable preferred stock, shares outstanding (in shares)	26,693,795	26,693,795			37,252,051
Social Finance, Inc. | Series C
Temporary Equity [Line Items]
Redeemable preferred stock, shares authorized (in shares)	2,209,991	2,209,991			2,209,991
Redeemable preferred stock, shares outstanding (in shares)	2,038,643	2,038,643			2,038,643
Social Finance, Inc. | Series C | Minimum
Temporary Equity [Line Items]
Redeemable preferred stock, original issuance price (in dollars per share)	$ 2.20	$ 2.20
Social Finance, Inc. | Series C | Maximum
Temporary Equity [Line Items]
Redeemable preferred stock, original issuance price (in dollars per share)	3.05	3.05
Social Finance, Inc. | Series D
Temporary Equity [Line Items]
Redeemable preferred stock, original issuance price (in dollars per share)	$ 3.45	$ 3.45
Redeemable preferred stock, shares authorized (in shares)	23,411,503	23,411,503			23,411,503
Redeemable preferred stock, shares outstanding (in shares)	22,369,041	22,369,041			23,411,503
Social Finance, Inc. | Series E
Temporary Equity [Line Items]
Redeemable preferred stock, original issuance price (in dollars per share)	$ 9.46	$ 9.46
Redeemable preferred stock, shares authorized (in shares)	24,483,290	24,483,290			24,483,290
Redeemable preferred stock, shares outstanding (in shares)	24,262,476	24,262,476			24,483,290
Social Finance, Inc. | Series F
Temporary Equity [Line Items]
Redeemable preferred stock, original issuance price (in dollars per share)	$ 15.78	$ 15.78
Redeemable preferred stock, shares authorized (in shares)	63,386,220	63,386,220			63,386,220
Redeemable preferred stock, shares outstanding (in shares)	60,110,165	60,110,165			63,386,220
Social Finance, Inc. | Series G
Temporary Equity [Line Items]
Redeemable preferred stock, original issuance price (in dollars per share)	$ 17.18	$ 17.18
Redeemable preferred stock, shares authorized (in shares)	29,096,495	29,096,495			29,096,495
Redeemable preferred stock, shares outstanding (in shares)	29,096,489	29,096,489			29,096,489
Social Finance, Inc. | Series H
Temporary Equity [Line Items]
Redeemable preferred stock, original issuance price (in dollars per share)	$ 15.44	$ 15.44
Redeemable preferred stock, shares authorized (in shares)	50,815,616	50,815,616			50,815,616
Redeemable preferred stock, shares outstanding (in shares)	16,224,534	16,224,534			16,224,534
Social Finance, Inc. | Series H-1
Temporary Equity [Line Items]
Redeemable preferred stock, original issuance price (in dollars per share)	$ 15.44	$ 15.44
Redeemable preferred stock, shares authorized (in shares)	57,000,000	57,000,000			0
Redeemable preferred stock, shares outstanding (in shares)	52,743,298	52,743,298			0